Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash	$ 865		$ 2,695
Accounts receivable, net of allowance for doubtful accounts of $44 and $155, respectively	3,788		3,875
Inventories, net	10,782		9,597
Income taxes refundable	163		173
Deferred income taxes	3,847		652
Prepaid expenses and other current assets	463		558
Total current assets	19,908		17,550
Property, plant and equipment, net	8,001		9,177
Goodwill	7,992	[1]	8,160	[2]
Other intangible assets, net	17,948		20,190
Due from related party, net	0		3,972
Other noncurrent assets	465		28
Total assets	54,314		59,077
Current liabilities:
Line of credit	1,600		0
Current portion of notes payable	1,925		9,734
Accounts payable	6,182		2,934
Accrued expenses	2,059		2,583
Deferred revenue	80		0
Income taxes payable	97		0
Current portion of capital lease obligation	15		14
Derivatives liability	0		169
Warrants liability	6,373		0
Contingent legal obligation	3,986		0
Other current liabilities	242		0
Total current liabilities	22,559		15,434
Notes payable, net of current portion	14,969		8,394
Note payable due to related parties	2,100		2,100
Deferred income taxes	3,847		3,862
Asset retirement obligation	194		184
Capital lease obligation, net of current portion	7		22
Contingent legal obligation, noncurrent	0		3,806
Other noncurrent liabilities, net of current portion	79		0
Total liabilities	43,755		33,802
Commitments and contingencies (Note 18)
Stockholders' equity
Common stock, $0.001 par value; 100,000,000 shares authorized; 20,738,260 issued and outstanding	21		21
Additional paid-in capital	102,575		105,990
Accumulated deficit	(95,874)		(80,221)
Accumulated other comprehensive loss	(218)		(515)
Total stockholders' equity	6,504		25,275
Total liabilities and stockholders' equity	54,314		59,077
Series A Convertible Preferred Stock [Member]
Stockholders' equity
Series A convertible preferred stock, $0.001 par value; 1,000,000 shares authorized; 123,077 shares issued and outstanding	$ 4,055		$ 0

[1]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2013.
[2]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2012. Accumulated impairment losses were approximately $59.5 million as of December 31, 2012.